Restricted Share Activity (Detail) (Restricted Shares, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Restricted Shares
Number of shares
Outstanding, beginning of year	8,000
Granted	177,000	[1]	0	0
Vested	(184,000)
Forfeited	(1,000)
Outstanding, end of year			8,000
Weighted Average grant date fair value
Outstanding, beginning of year	$ 151.32
Granted	$ 18.00	[1]
Vested	$ 23.94
Forfeited	$ 18.00
Outstanding, end of year			$ 151.32
Weighted Average remaining contractual term
Outstanding, end of year	0 years
Aggregate intrinsic value
Outstanding, end of year

[1]	Includes 0.1 million shares granted to certain employees which were deemed granted upon expiration of certain repurchase provisions in connection with the IPO.